24. POST-EMPLOYMENT OBLIGATIONS (Details 5) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Current service cost	R$ (26)	R$ (17)	R$ (15)
Interest on the actuarial obligation	(1,147)	(1,214)	(1,161)
Estimated total expense in 2020 as per actuarial report	10	1,599	705
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Current service cost	27
Interest on the actuarial obligation	1,159
Expected return on the assets of the Plan	(685)
Estimated total expense in 2020 as per actuarial report	501
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	(1)	(1)	(4)
Interest on the actuarial obligation	(887)	(963)	(959)
Expected return on the assets of the Plan	757	2,003	1,220
Pension plans and retirement supplement plans [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Current service cost	2
Interest on the actuarial obligation	884
Expected return on the assets of the Plan	(685)
Estimated total expense in 2020 as per actuarial report	201
Health plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	(21)	(14)	(10)
Interest on the actuarial obligation	(215)	(208)	(172)
Estimated total expense in 2020 as per actuarial report	124	667	402
Health plan [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Current service cost	21
Interest on the actuarial obligation	231
Expected return on the assets of the Plan
Estimated total expense in 2020 as per actuarial report	252
Dental plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	(1)
Interest on the actuarial obligation	(4)	(5)	(4)
Estimated total expense in 2020 as per actuarial report	1	10	8
Dental plan [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Current service cost	1
Interest on the actuarial obligation	5
Expected return on the assets of the Plan
Estimated total expense in 2020 as per actuarial report	6
Life insurance plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	(3)	(3)	(2)
Interest on the actuarial obligation	(41)	(38)	(25)
Estimated total expense in 2020 as per actuarial report	(57)	R$ 117	R$ 140
Life insurance plan [member] | Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Current service cost	3
Interest on the actuarial obligation	39
Expected return on the assets of the Plan
Estimated total expense in 2020 as per actuarial report	R$ 42